UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Credit Allocation Income Trust II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Communications Equipment — 0.7%
Brocade Communications Systems,
Inc., 6.88%, 1/15/20 (a)	$ 2,965	$ 3,024,300
Consumer Finance — 0.9%
Capital One Bank USA NA, 8.80%,
7/15/19	3,325	4,032,128
Diversified Financial Services — 1.8%
Bank of America Corp., 7.63%,
6/01/19	6,750	7,722,891
Diversified Telecommunication Services — 0.4%
Qwest Corp., 8.38%, 5/01/16	1,670	1,828,650
Food Products — 0.8%
Kraft Foods, Inc., 6.50%, 8/11/17	1,665	1,842,384
Kraft Foods, Inc., 6.13%, 8/23/18	1,660	1,783,866
		3,626,250
Health Care Providers & Services — 1.8%
Aetna, Inc., 6.75%, 12/15/37	3,400	3,819,740
UnitedHealth Group, Inc., 6.88%,
2/15/38	3,400	3,796,195
		7,615,935
Hotels, Restaurants & Leisure — 0.4%
Icahn Enterprises LP, 8.00%,
1/15/18 (a)	2,000	1,920,000
Insurance — 3.8%
Lincoln National Corp., 8.75%,
7/01/19	1,750	2,126,722
Lincoln National Corp., 6.25%,
2/15/20	3,400	3,511,163
Prudential Financial, Inc., 6.63%,
12/01/37	3,400	3,666,057
QBE Insurance Group Ltd., 9.75%,
3/14/14 (a)	5,967	6,816,134
Structured Asset Repackaged Trust
Series 2004-1, 0.78%,
4/21/11 (b)	257	238,702
		16,358,778
Machinery — 1.0%
Ingersoll-Rand Global Holding Co.
Ltd., 9.50%, 4/15/14	3,400	4,158,771
Media — 2.7%
COX Communications, Inc., 8.38%,
3/01/39 (a)	3,400	4,302,469
Comcast Corp., 6.30%, 11/15/17	3,400	3,758,129
UPC Germany GmbH, 8.13%,
12/01/17 (a)	1,030	1,040,300
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (a)	2,675	2,631,531
		11,732,429
Oil, Gas & Consumable Fuels — 1.0%
ONEOK Partners LP, 8.63%,
3/01/19	3,400	4,245,424

	Par
Corporate Bonds	(000)	Value
Paper & Forest Products — 2.1%
Georgia-Pacific LLC, 8.25%,
5/01/16 (a)	$ 1,735 $	1,856,450
International Paper Co., 7.50%,
8/15/21	3,325	3,774,424
International Paper Co., 7.30%,
11/15/39	3,400	3,666,121
		9,296,995
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc., 6.10%,
3/15/20	3,400	3,604,493
ERP Operating LP, 5.38%, 8/01/16	905	939,699
ERP Operating LP, 5.75%, 6/15/17	3,405	3,525,711
		8,069,903
Tobacco — 1.9%
Altria Group, Inc., 9.70%, 11/10/18	3,400	4,258,184
Altria Group, Inc., 9.25%, 8/06/19	3,350	4,124,734
		8,382,918
Wireless Telecommunication Services — 0.5%
Cricket Communications, Inc.,
7.75%, 5/15/16	670	674,188
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	1,690	1,575,925
		2,250,113
Total Corporate Bonds – 21.7% 94,265,485
Preferred Securities
Capital Trusts
Building Products — 0.3%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)	1,960	1,387,758
Capital Markets — 4.1%
Ameriprise Financial, Inc., 7.52%,
6/01/66 (b)	2,500	2,350,000
Lehman Brothers Holdings Capital
Trust V, 2.09% (c)(d)(e)	6,400	1,920
State Street Capital Trust III,
8.25 (b)(c)	2,920	2,988,036
State Street Capital Trust IV, 1.25%,
6/01/67 (b)	18,235	12,495,114
		17,835,070
Commercial Banks — 8.0%
Bank of Ireland Capital Funding II,
LP, 5.57% (a)(b)(c)	1,715	977,550
Bank of Ireland Capital Funding III,
LP, 6.11% (a)(b)(c)	2,951	1,682,070
Bank One Capital III, 8.75%,
9/01/30	2,000	2,281,004
Barclays Bank Plc, 5.93% (a)(b)(c)	2,500	2,093,750
First Empire Capital Trust II, 8.28%,
6/01/27	3,630	3,351,089
HSBC Capital Funding LP/Jersey
Channel Islands,
10.18% (a)(b)(c)(f)	4,835	5,802,000

BlackRock Credit Allocation Income Trust II, Inc. January 31, 2010 1

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Commercial Banks (concluded)
Lloyds Banking Group Plc,
6.66% (a)(b)(c)	$ 5,000	$ 3,000,000
National City Preferred Capital
Trust I, 12.00% (b)(c)	1,100	1,252,086
NationsBank Capital Trust III, 0.80%,
1/15/27 (b)	13,470	9,403,811
Santander Perpetual SA Unipersonal,
6.67% (a)(b)(c)	1,125	1,066,762
SunTrust Preferred Capital I, 5.85% (b)(c)	307	210,295
USB Capital XIII Trust, 6.63%, 12/15/39	3,500	3,465,910
		34,586,327
Diversified Financial Services — 2.6%
AgFirst Farm Credit Bank, 8.39%,
12/15/16 (b)	4,000	4,023,996
Farm Credit Bank of Texas, Series 1,
7.56% (b)(c)	2,500	1,779,725
JPMorgan Chase Capital XXIII,
1.25%, 5/15/77 (b)	7,500	5,252,288
		11,056,009
Electric Utilities — 0.1%
PPL Capital Funding, 6.70%,
3/30/67 (b)	3,000	2,625,000
Insurance — 14.9%
AON Corp., 8.21%, 1/01/27	2,500	2,590,250
AXA SA, 6.38% (a)(b)(c)	3,000	2,433,750
Ace Capital Trust II, 9.70%, 4/01/30	5,000	5,922,670
The Allstate Corp, 6.50%, 5/15/67 (b)	5,000	4,675,000
Chubb Corp., 6.38%, 3/29/67 (b)	2,000	1,920,000
Farmers Exchange Capital, 7.05%,
7/15/28 (a)	2,500	2,227,645
GE Global Insurance Holding Corp.,
7.75%, 6/15/30	2,000	2,193,240
Genworth Financial, Inc., 6.15%,
11/15/66 (b)	3,000	2,115,000
Liberty Mutual Group, Inc., 10.75%,
6/15/88 (a)(b)	2,925	3,217,500
Lincoln National Corp., 7.00%,
5/17/66 (b)	3,350	2,805,625
MetLife, Inc., 6.40%, 12/15/66	6,825	6,006,000
Nationwide Life Global Funding I,
6.75%, 5/15/67	7,000	5,633,299
Principal Life Insurance Co., 8.00%,
3/01/44	6,325	5,504,129
Progressive Corp., 6.70%,
6/15/67 (b)(f)	2,000	1,840,000
Reinsurance Group of America,
6.75%, 12/15/65 (b)	3,000	2,659,800
The Travelers Cos., Inc., 6.25%,
3/15/67 (b)	3,000	2,821,071
ZFS Finance, 5.88%, 5/09/32 (a)(b)	379	323,783
ZFS Finance, 6.50%, 5/09/67 (a)(b)	4,312	3,837,680
Zenith National Insurance Capital
Trust I, 8.55%, 8/01/28 (a)	3,750	3,642,188
		62,368,630

	Par
Capital Trusts	(000)	Value
Multi-Utilities — 1.5%
Dominion Resources Capital Trust I,
7.83%, 12/01/27	$ 2,500 $	2,587,988
Dominion Resources, Inc., 7.50%,
6/30/66 (b)	3,900	3,880,500
		6,468,488
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (b)	2,000	1,987,500
TransCanada PipeLines Ltd., 6.35%,
5/15/67 (b)	4,000	3,796,540
		5,784,040
Road & Rail — 0.8%
BNSF Funding Trust I, 6.61%,
12/15/55 (b)	3,750	3,637,500
Total Capital Trusts – 33.6% 145,748,822
Preferred Stocks	Shares
Capital Markets — 0.0%
Deutsche Bank Contingent Capital
Trust II, 6.55%	530	11,649
Commercial Banks — 9.5%
Barclays Bank Plc, 8.13%	225,000	5,535,000
First Tennessee Bank NA,
3.75% (a)(b)	4,650	2,653,406
HSBC USA, Inc., Series D, 4.50% (g)	131,700	3,047,538
HSBC USA, Inc., Series H, 6.50%	120,000	2,940,000
Provident Financial Group, Inc.,
7.75%	166,800	4,305,525
Royal Bank of Scotland Group Plc,
Series M, 6.40%	15,000	175,050
SG Preferred Capital II, 6.30%	23,000	19,456,563
Santander Finance Preferred SA
Unipersonal, 10.50%	117,094	3,302,051
		41,415,133
Diversified Financial Services — 2.4%
Cobank ACB, 7.00%	152,000	5,776,000
Falcons Funding Trust I, 8.88% (a)(b)	4,750	4,750,000
		10,526,000
Electric Utilities — 3.1%
Alabama Power Co., 5.83%	14,000	350,980
Alabama Power Co., 6.50%	145,000	3,741,000
Entergy Arkansas, Inc., 6.45%	114,400	2,516,800
Entergy Louisiana LLC, 6.95%	49,850	4,496,523
Interstate Power & Light Co.,
Series B, 8.38%	80,000	2,268,000
		13,373,303

2 BlackRock Credit Allocation Income Trust II, Inc. January 31, 2010

Schedule of Investments (continued)

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Insurance — 12.7%
Aspen Insurance Holdings Ltd.,
7.40%	194,000 $	4,306,800
Axis Capital Holdings Ltd., Series A,
7.25%	129,300	3,035,964
Axis Capital Holdings Ltd., Series B,
7.50%	36,000	3,126,377
Endurance Specialty Holdings Ltd.,
Series A, 7.75%	139,200	3,255,888
MetLife, Inc., Series B, 6.50%	904,400	21,597,072
Prudential Plc, 6.50%	92,400	2,079,924
RenaissanceRe Holdings Ltd.,
Series D, 6.60%	435,000	9,413,400
Zurich RegCaPS Funding Trust II,
6.58% (a)(b)	9,800	8,152,375
		54,967,800
Multi-Utilities — 0.8%
Pacific Gas & Electric Co., Series A,
6.00%	140,000	3,556,000
Real Estate Investment Trusts (REITs) — 5.5%
BRE Properties, Inc., Series D, 6.75%	35,000	777,350
Developers Diversified Realty Corp.,
8.00%	400,000	8,504,000
First Industrial Realty Trust, Inc.,
7.07% (b)	2,390	1,039,650
Firstar Realty LLC, 8.88% (a)	4,000	3,520,000
Kimco Realty Corp. Series F, 6.65%	50,000	1,062,500
Public Storage, Series F, 6.45%	40,000	885,200
Public Storage, Series I, 7.25%	160,000	4,019,200
Public Storage, Series M, 6.63%	71,900	1,640,758
Regency Centers Corp. Series D,
7.25%	100,000	2,330,000
		23,778,658
Wireless Telecommunication Services — 0.6%
Centaur Funding Corp., 9.08% (a)	2,423	2,516,891
Total Preferred Stocks – 34.6% 150,145,434
	Shares
Trust Preferreds	(000)
Communications Equipment — 0.4%
Corporate-Backed Trust Certificates,
Motorola Debenture Backed,
Series 2002-14, 8.38%, 11/15/28	80	1,892,709
Consumer Finance — 3.7%
Capital One Capital II, 7.50%,
6/15/66	668	15,853,538

	Shares
Trust Preferreds	(000)	Value
Diversified Financial Services — 2.4%
ING Groep NV, 7.20% (c)	140	$ 2,739,800
Electric Utilities — 2.3%
Georgia Power Co., Series O, 1.48%,
4/15/33	50	1,251,517
HECO Capital Trust III, 6.50%,
3/18/34	50	1,185,552
National Rural Utilities Cooperative
Finance Corp., 6.75%, 2/15/43	50	1,237,116
PPL Energy Supply LLC, 7.00%,
7/15/46	233	5,973,225
		9,647,410
Gas Utilities — 3.5%
Southwest Gas Capital II, 7.70%,
9/15/43	605	15,145,293
Insurance — 3.7%
ABN AMRO North America Capital
Funding Trust II, 0.31% (a)(b)(c)	440	4,807,973
Lincoln National Capital VI Series F,
6.75%, 9/11/52	200	4,548,000
W.R. Berkley Capital Trust II, 6.75%,
7/26/45	295	6,819,002
		16,174,975
Total Trust Preferreds – 14.2%		61,453,725
Total Preferred Securities – 82.4%		357,347,981
Total Long-Term Investments
(Cost – $492,356,729) – 104.1%		451,613,466
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (h)(i)	153,168,211	153,168,211
Total Short-Term Securities
(Cost – $153,168,211) – 35.3%		153,168,211
Total Investments
(Cost – $645,524,940*) – 139.4%		604,781,677
Liabilities in Excess of Other Assets – (0.4)%		(1,869,788)
Preferred Shares, at Redemption Value – (39.0)%		(169,110,447)
Net Assets Applicable to Common Shares – 100.0%		$ 433,801,442

BlackRock Credit Allocation Income Trust II, Inc. January 31, 2010 3

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
Schedule of Investments (continued)

*	The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost				$ 648,697,435
	Gross unrealized appreciation				$ 12,470,390
	Gross unrealized depreciation					(56,386,148)
	Net unrealized depreciation				$ (43,915,758)
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f)	All or portion of security held as collateral in connection with open reverse repurchase agreements.
(g) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Net
	Affiliate			Activity		Income
BlackRock Liquidity Funds,
	TempFund, Institutional Class			$ 112,148,814 $		70,349
(i)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Reverse repurchase agreements outstanding as of January 31, 2010 were as follows:
	Counter- Interest		Trade	Maturity Net Closing		Face
	party	Rate	Date	Date	Amount	Amount
Barclays
	Bank Plc	0.45%	1/20/10	2/22/10 $	4,930,317 $	4,928,284
•	Financial futures contracts purchased as of January 31, 2010 were as follows:
			Expiration Notional			Unrealized
	Contracts	Issue	Date	Amount	Depreciation
	23	30-Year	March	$ 2,749,946		$ (32,352)
		U.S.	2010
Treasury
Bond
• Credit default swaps on single-name issues – buy protection outstanding as of January 31, 2010 were as follows:
		Receive			Notional
		Fixed	Counter-		Amount	Unrealized
	Issuer	Rate	party	Expiration	(000)	Depreciation
	Nordstrom,	5.20% Deutsche June 2014			$2,000	$ (364,651)
	Inc.		Bank AG
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in
determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:
Investments in
Valuation Inputs	Securities
Assets
Long-Term Investments:
Preferred Stocks	$ 87,835,324
Trust Preferreds	56,645,752
Short-Term Securities	153,168,211
Total Level 1	297,649,287
Level 2
Long-Term Investments:
Capital Trusts	145,748,822
Corporate Bonds	94,026,783
Preferred Stocks	57,560,110
Trust Preferreds	4,807,973
Total Level 2	302,143,688
Level 3
Long-Term Investments:
Corporate Bonds	238,702
Preferred Stocks	4,750,000
Total Level 3	4,988,702
Total	$ 604,781,677
Other Financial Instruments[1]
Liabilities
Level 1	$ (32,352)
Level 2	(364,651)
Level 3	--
Total	$ (397,003)
[1]Other financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

4 BlackRock Credit Allocation Income Trust II, Inc. January 31, 2010

Schedule of Investments (concluded) BlackRock Credit Allocation Income Trust II, Inc. (PSY)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Investments in Securities
	Capital	Corporate	Preferred
	Trusts	Bonds	Stocks	Total
Balance, as of
October 31,
2009	$2,271,150	$266,121	$13,800,000	$16,337,271
Accrued
discounts/
premiums	--	--	--	--
Realized gain
(loss)	(614,833)	14	--	(614,819)
Change in
unrealized
appreciation/
depreciation[2]	1,308,795	14,911	--	1,323,706
Net purchases
(sales)	(2,965,112)	(42,344)	--	(3,007,456)
Net transfers
in/out
Level 3	--	--	(9,050,000)	(9,050,000)
Balance, as of
January 31,
2010	--	$238,702	$4,750,000	$4,988,702
[2] The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $14,911.

BlackRock Credit Allocation Income Trust II, Inc. January 31, 2010 5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust II, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: March 19, 2010